COMMITMENT AND CONTINGENCIES	12 Months Ended
Dec. 31, 2023
Commitments and Contingencies Disclosure [Abstract]
COMMITMENT AND CONTINGENCIES

NOTE 14 – COMMITMENT AND CONTINGENCIES

Litigation

Legal Matters

In the matter of VNUE, Inc. v. Power Up Lending Group, Ltd. On October 6, 2021, the Company commenced an action against Power Up Lending Group, Ltd. “Power Up”) and Curt Kramer (“Kramer”) (Power Up and Kramer together, the “Power Up Parties”) in the United States District Court for the Eastern District of New York. The complaint alleges that: (1) Power Up is an unregistered dealer acting in violation of Section 15(a) of the Securities Exchange Act of 1934 (the “Act”) and, pursuant to Section 29(b) of the Act, the Company is entitled to recessionary relief from certain convertible promissory notes (“Notes”) and securities purchase agreements (“SPAs”) entered into by the Company and Power Up; (2) Kramer is liable to the Company as the control person of Power Up pursuant to Section 20(a) of the Act; and (3) Power Up is liable to the Company for unjust enrichment arising from the Notes and SPAs.

On December 10, 2021, the Power Up Parties filed their pre-motion conference request letter with the Court regarding their forthcoming motion to dismiss the Company’s complaint. On December 17, 2021, the Company filed its opposition thereto. On January 26, 2022, the Company filed its amended complaint, which asserted the same causes of action set forth in the initial complaint, and further alleged that Power Up made material misstatements in connection with the purchase and sale of the Company’s securities in violation of Section 10(b) of the Act and, thus, the Company is entitled to recessionary relief from the Notes and SPAs pursuant to Section 29(b) of the Act.

On February 9, 2022, the Court ordered an initial conference. The initial conference is currently scheduled for May 16, 2022, at 12:00 p.m. (EST). As of the date hereof, the Company intends to litigate its claims for relief against the Power Up Parties.

On June 7, 2022, the Company filed a voluntary dismissal of the action because the parties’ reached a confidential settlement.

On September 29, 2021, Golock Capital, LLC (“Golock”) and DBW Investments, LLC (“DBW”) (Golock and DBW together, the “Golock Plaintiffs”) commenced an action against the Company in the United States District Court for the Southern District of New York. The Golock Plaintiffs alleged that the Company was in breach of certain convertible promissory notes, securities purchase agreements and common stock warrants.

Following a bench trial, on June 1, 2023, the District Court ruled in the Golock Plaintiffs’ favor on its breach of contract claims and against the Company. On the same day, the Company appealed the District Court’s decision to the United States Court of Appeals for the Second Circuit (“Second Circuit”).

On June 16, 2023, the District Court entered a judgment in the Golock Plaintiffs’ favor and against the Company for: (1) $1,218,897.62 in favor of Golock, and (2) $268,211.18 in favor of DBW.

On July 5, 2023, the District Court entered an amended judgment in favor of the Golock Plaintiffs’ favor and against -the Company. In addition to the amounts awarded on June 16, the District Court awarded the Golock Plaintiffs $223,328.20 for the attorney’s fees incurred in connection with this action.

As of the date hereof, the Company’s appeal to the Second Circuit. The Second Circuit, however, has not yet rendered a decision on the appeal. The Company will continue to vigorously defend itself in this matter.

On June 15, 2022, the Company commenced an action against LG Capital, LLC, Joseph Lerman, Boruch Greenberg and Daniel Gellman (collectively, “LG Defendants”) in the United States District Court for the Eastern District of New York. The Company’s complaint alleges that the LG Defendants (1) violated the Racketeer Influenced and Corrupt Organizations Act through the collection of an unlawful debt imposed under a certain convertible promissory note, and (2) were unjust enriched by their collections of a certain convertible promissory note.

On March 7, 2023, the Company filed an amended complaint against the LG Defendants. The amended complaint raises the same claims for relief as the initial complaint.

On January 12, 2024, the Magistrate Judge assigned to this matter recommended that the LG Defendants’ motion to dismiss be denied.

As of the date hereof, the District Court has not yet entered an order on the LG Defendants’ motion to dismiss.

The Company intends to vigorously pursue its claims for relief and the damages it maintains that it is entitled to thereunder.